ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 21, 2018	Sep. 18, 2018	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
Organization and Nature of Operations (Textual)
Debt conversion, converted Instrument, shares issued			5,687,630
Debt conversion, original debt, amount (in dollars)			$ 2,275,050
Stock repurchase program, number of shares authorized to be repurchased	6,495,000		120,000
Stock repurchased and retired during period, shares			6,375,000
Stock repurchase program, remaining number of shares authorized to be repurchased			120,000
Business acquisition, equity interest issued or issuable, number of shares	13,421,752
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Effective date		Sep. 19, 2018
Minimum [Member]
Organization and Nature of Operations (Textual)
Common stock, shares authorized		50,000,000
Maximum [Member]
Organization and Nature of Operations (Textual)
Common stock, shares authorized		200,000,000
Memory MD [Member]
Organization and Nature of Operations (Textual)
Equity method investment, ownership percentage	100.00%
Memory MD [Member] | Automatic Conversion Immediately Subsequent To Closing [Member] | Principal And Accrued Interest Of Promissory Note Issued By Memory MD [Member]
Organization and Nature of Operations (Textual)
Debt conversion, converted Instrument, shares issued	1,604,378
Debt conversion, original debt, amount (in dollars)	$ 640,000
Memory MD [Member] | Automatic Conversion At Closing [Member] | Principal And Accrued Interest Of Promissory Note Issued By Memory MD [Member]
Organization and Nature of Operations (Textual)
Debt conversion, converted Instrument, shares issued	4,083,252
Debt conversion, original debt, amount (in dollars)	$ 1,507,000